Financial and capital risks management (Fair value disclosures) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial and capital risks management [line items]
Liabilities	¥ 298,288,460	¥ 297,871,017
Long-term loans [member]
Financial and capital risks management [line items]
Liabilities	131,890,000	134,020,000
Long-term bonds [member]
Financial and capital risks management [line items]
Liabilities	33,060,000	31,290,000
At fair value [member] | Long-term loans [member]
Financial and capital risks management [line items]
Liabilities	131,720,000	133,790,000
At fair value [member] | Long-term bonds [member]
Financial and capital risks management [line items]
Liabilities	¥ 33,120,000	¥ 31,640,000